FAIR VALUE MEASUREMENTS (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,378,030,090	$ 1,186,888,471
Total | Mutual funds of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	499,702,966	404,445,218
Total | Common stock - Jack Henry & Associates, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	119,600,769	130,048,740
Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	619,303,735	534,493,958
Active Markets for Identical Assets (Level 1) | Mutual funds of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	499,702,966	404,445,218
Active Markets for Identical Assets (Level 1) | Common stock - Jack Henry & Associates, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	119,600,769	130,048,740
Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Other Observable Inputs (Level 2) | Mutual funds of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Other Observable Inputs (Level 2) | Common stock - Jack Henry & Associates, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common stock - Jack Henry & Associates, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 758,726,355	$ 652,394,513